Financial debt (Tables)	12 Months Ended
Dec. 31, 2021
Financial debt
Schedule of Short-term financial debt

	December 31,
	2021	2020	2019
Loan in the amount of 70,000 thousand dollars, maturing in January 2020, at LIBOR (3) rate plus 0.62 percentage points.	$—	—	1,322,176
Loan denominated in pesos, maturing in January 2020, at TIIE (1) rate plus 0.50 percentage points.	—	—	50,000
Loan in the amount of 80,000 thousand dollars, maturing in February 2020, at LIBOR6 (4) rate plus 0.35 percentage points.	—	—	1,509,015
Loan denominated in pesos, maturing in February 2020, at TIIE (1) rate plus 1.05 percentage points.	—	—	449,572
Loan denominated in pesos, maturing in May 2020, at TIIE (1) rate plus 1.05 percentage points.	—	—	99,678
Loan denominated in pesos, maturing in June 2020, at TIIE (1) rate plus 0.50 percentage points.	—	—	9,958
Loan in the amount of 39,000 thousand dollars, maturing in January 2021, at LIBOR (3) rate plus 0.60 percentage points.	—	778,050	—
Loan denominated in pesos, maturing in February 2021, at TIIE (1) rate plus 0.90 percentage points.	—	70,011	—
Loan denominated in pesos, maturing in December 2022, at TIIE (1) rate plus 0.29 percentage points.	500,081	—	—
Total short-term debt	$500,081	848,061	3,440,399
(1)	TIIE (for its acronym in Spanish) = Interbank Equilibrium Rate
(2)	FIRA (for its acronym in Spanish) = Agriculture Trust Funds
(3)	LIBOR= London Interbank Offered Rate
(4)	LIBOR6= London InterBank Offered Rate (6 months)

Schedule of Long-term debt

	December 31,
	2021	2020	2019
Loan denominated in pesos, maturing in May 2021, at TIIE (1) plus 1.05 percentage points.	$—	209,499	—
Debt securities (subsection (d) of this note)	1,493,830	1,460,405	1,488,208
Total	1,493,830	1,669,904	1,488,208
Less current maturities	(1,493,830)	(209,499)	—
Long-term debt, excluding current maturities	$—	1,460,405	1,488,208

Reconciliation of liabilities arising from financing activities

	December 31,
	2021	2020	2019
Balance as of January 1	$2,517,965	4,928,607	5,037,600
Changes that represent cash flows
Proceeds from borrowings	1,709,080	4,030,700	4,839,000
Principal payment on loans	(2,267,280)	(6,762,222)	(4,808,163)
Changes that do not represent cash flows
Other	34,146	320,880	(139,830)
Balance as of December 31	$1,993,911	2,517,965	4,928,607